Other Income	12 Months Ended
Dec. 31, 2023
Other Income [Abstract]
OTHER INCOME

14. OTHER INCOME

Other income consists of the followings:

	For the years ended December 31,
	2021	2022	2023	2023
	HKD	HKD	HKD	US$
Government subsidies	2,313,438	—	—	—
Agency income	2,904,339	2,586,019	2,662,034	340,810
Others	—	—	326	42
Total	5,217,777	2,586,019	2,662,360	340,852

Agency income refers to other income from NCH, which was a discretionary payment made to Neo-Concept UK for promoting NCH’s products in UK upon a pre-determined yearly sale target was achieved. There are no enforceable rights and obligations, and the amount is recorded at a point in time.